Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2022
Presentation Of Right Of Use Assets And Lease Liabilities [Abstract]
Right-of-use assets and lease liabilities
13.
Right-of-use assets and lease liabilities

The Group's leasing activities:

The Group leases various offices, retail stores and cars. Lease contracts are typically made for fixed periods of three to twelve years but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

Low-value assets comprise IT-equipment and small items of office furniture.

Right-of-use assets comprised the following (in thousands):

	Property	Vehicles	Totals
2021
At January 1, 2021	$178,738	$489	$179,227
Additions	42,931	300	43,231
Remeasurements	15,242	1	15,243
Depreciation charge for the year	(33,727)	(304)	(34,031)
Impairment charge for the year	—	—	—
Foreign exchange	(8,095)	(26)	(8,121)
At December 31, 2021	$195,089	$460	$195,549
2022
At January 1, 2022	$195,089	$460	$195,549
Additions	44,788	667	45,455
Remeasurements	4,631	118	4,749
Depreciation charge for the year	(38,014)	(315)	(38,329)
Impairment charge for the year	(11,521)	—	(11,521)
Foreign exchange	(9,493)	(10)	(9,503)
Transfers	1,240	—	1,240
At December 31, 2022	$186,720	$920	$187,640

During the year ended December 31, 2022, total impairment charges of $11.5 million were recognized on right-of-use assets. Refer to Note 11, Intangible assets for further detail. During the year ended December 31, 2021, there was no impairment charge recognized in relation to right-of-use assets.

Lease liabilities comprised the following as of December 31 (in thousands):

	2021	2022
Current lease liabilities	$33,594	$36,996
Non-current lease liabilities	180,915	178,247
Total lease liabilities	$214,509	$215,243

Some leases contain break clauses or extension options to provide operational flexibility. Potential future undiscounted lease payments not included in the reasonably certain lease term, and hence not included in the lease liabilities, total $54.6 million (2021: $48.2 million).

During the year ended December 31, 2022, the Group paid $33.9 million (2021: $26.3 million, 2020: $19.1 million) in principal elements of lease payments.

During the year ended December 31, 2022, a charge of $7.5 million (2021: $6.7 million, 2020: $6.4 million) was recognized in relation to short-term and low value leases.